Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax
Schedule of components of income (loss) before income taxes

	Year Ended December 31,
	2019	2020	2021
	$	$	$
Income (loss) before income taxes:
PRC	24,990,443	40,605,716	(148,696,060)
Outside of PRC	(5,119,860)	(8,918,616)	(14,711,876)

Total	19,870,583	31,687,100	(163,407,936)

Schedule of expenses (benefits) for income taxes

	Year Ended December 31,
	2019	2020	2021
	$	$	$
Current Tax
PRC	(378,008)	2,725,114	(1,409,996)
Outside of PRC	225,009	6,600	4,895

	(152,999)	2,731,714	(1,405,101)

Deferred Tax
PRC	9,142,661	7,933,308	(12,092,683)
Outside of PRC	—	—	—

	9,142,661	7,933,308	(12,092,683)

Income tax expense (benefits)	8,989,662	10,665,022	(13,497,784)

Schedule of principal components of the deferred income tax assets/liabilities

	As of December 31,
	2020	2021
	$	$
Deferred tax assets:
Accrued salary expenses	6,904,617	4,987,961
Bad debt provision	3,243,962	28,843,655
Net operating loss carry-forwards	35,417,606	40,000,359
Advertising expenses	433,300	1,441,682
Accrued expense	—	2,434,194
Others	619,872	629,598
Gross deferred tax assets	46,619,357	78,337,449
Valuation allowance	(5,714,480)	(26,732,045)
Total deferred tax assets	40,904,877	51,605,404

Deferred tax liabilities:
Intangible assets from acquisition and other assets	8,558,649	6,042,540
Total deferred tax liabilities	8,558,649	6,042,540

Schedule of movement of the valuation allowance

	Year Ended December 31,
	2019	2020	2021
	$	$	$
Balance as of January 1	(480,689)	(5,634,684)	(5,714,480)
Reversal/(Additions)	(5,220,332)	291,962	(20,905,451)
Write-offs	—	—	393,251
Changes due to exchange rate translation	66,337	(371,758)	(505,365)
Balance as of December 31	(5,634,684)	(5,714,480)	(26,732,045)

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Year Ended December 31,
	2019	2020	2021
PRC income tax rate	25.00%	25.00%	25.00%
Share based compensation expenses not deductible for tax purposes	4.53%	2.35%	(0.25)%
Other expenses not deductible for tax purposes	(1.13)%	(0.12)%	0.17%
Effect of tax holiday	(9.32)%	(0.27)%	(5.29)%
Effect of different tax rate of subsidiary operation in other jurisdiction	2.27%	3.20%	(2.00)%
Valuation allowance movement	26.29%	(0.82)%	(12.37)%
Withholding tax	(2.39)%	4.32%	3.01%
	45.25%	33.66%	8.27%

Schedule of the aggregate amount and per share effect of the tax holiday

	Year Ended December 31,
	2019	2020	2021
	$	$	$
The aggregate dollar effect	1,852,419	85,461	(8,646,324)
Per share effect—basic	0.01	0.00	(0.06)
Per share effect—diluted	0.01	0.00	(0.06)